CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flow from operating activities
Net income	$ 172,165,000	$ 118,323,000	$ 14,699,000
Adjustments to reconcile net income to net cash used in operating activities:
Net gains on mortgage loans held for sale at fair value	(138,013,000)	(118,170,000)	(13,029,000)
Accrual of servicing rebate to Investment Funds	700,000	885,000	2,772,000
Amortization, impairment and change in fair value of mortgage servicing rights	29,451,000	12,252,000	9,438,000
Carried Interest from Investment Funds	(13,419,000)	(10,473,000)	(12,596,000)
Accrual of interest on excess servicing spread financing	1,348,000
Amortization of debt issuance costs and commitment fees relating to financing facilities	5,014,000	1,866,000	1,028,000
Change in fair value of real estate acquired in settlement of loans	22,000
Stock and unit-based compensation expense	3,937,000	20,308,000	1,116,000
Depreciation and amortization	824,000	520,000	251,000
Purchase of modified mortgage loans for sale from Ginnie Mae securities	(30,950,000)
Originations of mortgage loans held for sale, net	(1,104,051,000)	(539,160,000)	(149,393,000)
Sale and principal payments of mortgage loans held for sale	17,105,047,000	9,053,364,000	649,625,000
Repurchase of loans subject to representations and warranties	(6,696,000)
Increase in servicing advances	(60,189,000)	(30,855,000)	(40,754,000)
Repurchase of real estate acquired in settlement of loans subject to representations and warranties	(309,000)
Sale of real estate acquired in settlement of loans subject to representations and warranties	287,000
Increase in other assets	(6,433,000)	(5,998,000)	(1,423,000)
Increase in accounts payable and accrued expenses	10,109,000	22,704,000	8,596,000
Net cash used in operating activities	(98,390,000)	(308,057,000)	(74,718,000)
Cash flow from investing activities
Net increase in short-term investments	(89,418,000)	(37,123,000)	(6,727,000)
Purchase of mortgage servicing rights	(195,871,000)		(1,352,000)
Sale of mortgage servicing rights	550,000
Purchase of furniture, fixtures, equipment and building improvements	(6,615,000)	(3,370,000)	(1,888,000)
Acquisition of capitalized software	(343,000)	(503,000)	(112,000)
Increase (decrease) in margin deposits and restricted cash	6,916,000	(4,539,000)	(2,310,000)
Net cash used in investing activities	(284,781,000)	(45,535,000)	(12,389,000)
Cash flow from financing activities
Sale of loans under agreements to repurchase	15,805,464,000	8,528,184,000	656,742,000
Repurchase of loans sold under agreements to repurchase	(15,727,406,000)	(8,212,350,000)	(592,331,000)
(Decrease) increase in note payable	(859,000)	34,411,000	15,103,000
Issuance of excess servicing spread financing	139,028,000
Repayment of excess servicing spread financing	(4,076,000)
Decrease in leases payable	(1,000)
Issuance of common stock	230,000,000
Payment of common stock underwriting and offering costs	(13,486,000)
Payment by noncontrolling interest of common stock issuance costs	(3,745,000)
Collection of subscriptions receivable relating to noncontrolling interest		15,058,000	18,908,000
Noncontrolling interest partners' capital redemptions		(6,000)	(131,000)
Distributions to noncontrolling interest	(23,432,000)	(15,847,000)	(646,000)
Net cash provided by financing activities	401,487,000	349,450,000	97,645,000
Net increase in cash	18,316,000	(4,142,000)	10,538,000
Cash at beginning of year	12,323,000	16,465,000	5,927,000
Cash at end of year	30,639,000	12,323,000	16,465,000
Investment Funds
Adjustments to reconcile net income to net cash used in operating activities:
Carried Interest from Investment Funds	(13,419,000)	(10,473,000)	(12,596,000)
Decrease (increase) in receivable from affiliates	57,000	3,797,000	(1,644,000)
Increase in payable to affiliate	142,000	7,173,000	16,359,000
PennyMac Mortgage Investment Trust
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of investment in common shares of PennyMac Mortgage Investment Trust	175,000	(650,000)	114,000
Purchase of mortgage loans held for sale from PennyMac Mortgage Investment Trust	(16,113,806,000)	(8,864,264,000)	(575,649,000)
Sale and principal payments of mortgage loans held for sale	12,339,000	3,622,000
Decrease (increase) in receivable from affiliates	173,000	(3,970,000)	(5,675,000)
Increase in payable to affiliate	$ 33,686,000	$ 21,184,000	$ 21,447,000